Money Market Funds	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Money Market Funds

4. Money Market Funds

The authoritative guidance with respect to fair value establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange based derivatives, mutual funds, and fair-value hedges.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded non-exchange-based derivatives and commingled investment funds, and are measured using present value pricing models.

Money market funds are the only financial instrument measured and recorded at fair value on the Company’s balance sheet, and they are considered Level 1 valuation securities. The following table presents money market funds at their level within the fair value hierarchy at September 30, 2016 and December 31, 2015 (in thousands):

	Total	Level 1	Level 2	Level 3

September 30, 2016 (unaudited):
Money market funds	$17,546	$17,546	$—	$—

December 31, 2015:
Money market funds	$15,721	$15,721	$—	$—

3. Money Market Funds

Money market funds at December 31, 2015 totaled $15,721,000 and consisted of $555,000 in the City National Rochdale Government Fund Class S, $14,948,000 in the FFI Institutional Fund, and $218,000 held in a deposit account in Switzerland as security for the performance of contracts. Money market funds at December 31, 2014 totaled $34,000,000 and consisted of $268,000 in the City National Rochdale Government Fund Class S, $1,024,000 in a Preferred Deposit, $7,000 in the BBIF Money Fund Class 4, $32,645,000 in the FFI Institutional Fund, and $56,000 held in a deposit account in Switzerland as security for the performance of a contract.

The investment objective of the City National Rochdale Government Money Market Fund is to preserve principal and maintain a high degree of liquidity while providing current income through a portfolio of liquid, high quality, short-term U.S. Government bonds and notes, at least 80% of which is in U.S. Government securities. The City National Rochdale Government Money Market Fund is managed by City National Rochdale, LLC. The Preferred Business Deposit Fund is managed by Merrill Lynch and is designed to provide liquidity, safety and competitive yields. The investment objective of the BBIF Money Fund is to seek current income, preservation of capital and liquidity through a diversified portfolio of U.S. dollar-denominated short-term securities with maturities of not more than 397 days (13 months). The BBIF Money Fund is managed by BlackRock Advisors, LLC. The investment objective of the FFI Institutional Fund is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high-quality, short-term money market securities. The FFI Institutional Fund is managed by BlackRock Advisors, LLC.

The following table presents money market funds at their level within the fair value hierarchy at December 31, 2015 and 2014(in thousands).

	Total	Level 1	Level 2	Level 3

December 31, 2015:
Money market funds	$15,721	$15,721	$—	$—

December 31, 2014:
Money market funds	$34,000	$34,000	$—	$—